Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000141764
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000145025
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class D
C000145027
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Without Sales Load [Member] | C000141764
Average Annual Return [Line Items]
Average Annual Return, Percent	4.31%	6.29%	2.82%
Without Sales Load [Member] | C000145025
Average Annual Return [Line Items]
Average Annual Return, Percent	4.06%	5.99%	2.51%
Without Sales Load [Member] | C000145027
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	6.37%	2.90%
Blackstone Index: HFRX Global Hedge Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Global Hedge Fund Index
Average Annual Return, Percent	3.23%	4.39%	1.84%
Blackstone Index: HFRX Global Hedge Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Global Hedge Fund Index
Average Annual Return, Percent	3.23%	4.39%	1.84%
Blackstone Index: HFRX Global Hedge Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Global Hedge Fund Index
Average Annual Return, Percent	3.23%	4.39%	1.84%
Blackstone Index: MSCI World Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Total Return Index
Average Annual Return, Percent	7.50%	16.67%	10.06%
Blackstone Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	3.04%	(1.38%)	0.61%
Blackstone Index: MSCI World Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Total Return Index
Average Annual Return, Percent	7.50%	16.67%	10.06%
Blackstone Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	3.04%	(1.38%)	0.61%
Blackstone Index: MSCI World Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Total Return Index
Average Annual Return, Percent	7.50%	16.67%	10.06%
Blackstone Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	3.04%	(1.38%)	0.61%